UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments

YieldShares
Schedule of Investments ● High Income ETF

September 30, 2014 (Unaudited)
Description	Shares	Fair Value

CLOSED-END FUNDS — 99.6%
Asset Allocation — 14.3%
BlackRock Real Asset Equity Trust	147,127	$1,246,166
BlackRock Resources & Commodities Strategy Trust	264,449	2,969,762
GAMCO Global Gold Natural Resources & Income Trust	341,255	3,156,609
Nuveen Diversified Currency Opportunities Fund	278,996	2,974,097
		10,346,634
Equity — 57.6%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	170,907	3,122,471
Alpine Total Dynamic Dividend Fund	361,114	3,073,080
BlackRock Enhanced Capital and Income Fund	103,845	1,542,098
BlackRock Enhanced Equity Dividend Trust	121,527	996,521
BlackRock Global Opportunities Equity Trust	204,254	2,882,024
BlackRock International Growth and Income Trust	374,678	2,821,325
Cohen & Steers Limited Duration Preferred and Income Fund	85,705	2,115,199
Eaton Vance Risk-Managed Diversified Equity Income Fund	269,733	3,153,179
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	216,342	3,208,352
Eaton Vance Tax-Managed Diversified Equity Income Fund	278,574	3,178,529
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	250,328	3,041,485
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	303,537	3,044,476
Flaherty & Crumrine Preferred Securities Income Fund	116,611	2,251,758
Gabelli Equity Trust	389,921	2,487,696
Nuveen Equity Premium Opportunity Fund	124,629	1,587,774
Voya Global Equity Dividend and Premium Opportunity Fund	342,613	3,210,284
		41,716,251
Fixed Income — 27.7%
Aberdeen Asia-Pacific Income Fund	192,710	1,136,989
BlackRock Credit Allocation Income Trust	180,451	2,401,803
BlackRock Multi-Sector Income Trust	147,244	2,612,109
Eaton Vance Limited Duration Income Fund	113,872	1,660,254
MFS Intermediate Income Trust	586,787	2,939,803
PIMCO Corporate & Income Opportunity Fund	152,649	2,604,192

YieldShares
Schedule of Investments ● High Income ETF

September 30, 2014 (Unaudited)
Description	Shares	Fair Value

PIMCO High Income Fund	253,342	$2,953,968
PIMCO Income Strategy Fund II	81,123	854,225
Wells Fargo Advantage Multi-Sector Income Fund	46,662	651,402
Western Asset Emerging Markets Debt Fund	128,392	2,196,787
		20,011,532
Total Closed-End Funds
(Cost $73,666,077)		72,074,417

Rights — 0.0%
Gabelli Equity Trust Rights, Expires: 10/18/2014*	392,462	22,684
(Cost $ —)
Total Investments - 99.6%
(Cost $73,666,077)		$72,097,101

Percentages are based on Net Assets of $72,363,597.

*  Non-income producing security.

†	At September 30, 2014, the tax basis cost of the Fund's investments was $73,666,077, and the unrealized appreciation and depreciation were $981,797 and $(2,550,773), respectively.

As of September 30, 2014, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under GAAP.

For the period ended September 30, 2014, there have been no transfers between Level 1 or Level 2 assets and liabilities.

For the period ended September 30, 2014, there have been no transfers between Level 2 or Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investment and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YYY-QH-001-0300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: November 21, 2014

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer and Secretary

Date: November 21, 2014